UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, August 31, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 95.8%
New York 95.3%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,201,960
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	4,055,816
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,195,155
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,099,610
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,075,200
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40.	1,250,000	1,344,775
Iona College Project, Refunding, Series A, 5.00%, 7/01/45.	1,425,000	1,528,612
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	11,963,806
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,695,050
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	5,886,221
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,082,935
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,406,350
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	5,893,860
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	22,661,000
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	16,955,000	17,482,131
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	16,960,200
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47.	33,455,000	35,812,239
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,675,769
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,970,760
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,535,750
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,656,350
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,222,600
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	20,133,540
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33.	5,000,000	5,129,200
General, Series A, Pre-Refunded, 6.00%, 5/01/33.	42,000,000	43,221,780
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,440,000
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,745,749
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,268,800
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	1,993,422
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	5,000,000	5,192,000
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,243,382
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,703,450
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34.	63,750,000	66,341,437
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,438,009
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	34,568,876
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	6,952,500
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,728,900
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	15,462,145
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	23,026,389

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/41	$6,000,000	$6,670,620
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/51	2,505,000	2,768,626
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%,
11/15/37	8,500,000	8,796,905
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%,
11/15/38	5,000,000	5,158,100
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	11,580,182
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,737,460
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,111,825
Transportation, Refunding, Series D, 4.00%, 11/15/46	15,000,000	15,301,800
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,601,350
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,594,500
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	7,460,000	8,665,909
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,032,100
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,355,893
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,544,086
Transportation, Series C, 6.50%, 11/15/28	2,825,000	2,852,629
Transportation, Series C, 5.00%, 11/15/38	10,000,000	10,915,100
Transportation, Series C, 5.00%, 11/15/42	10,000,000	10,823,700
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,175,000	12,295,289
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	18,172,391
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	23,170,550
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,046,184
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,735,000	5,942,034
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	6,025,000	6,242,503
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	27,210,000	28,228,199
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	28,190,000	29,282,362
Sewer and Storm Water Resources District, Series D, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/39	7,620,000	7,915,275
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,012,000
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000	21,750,000
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	19,800,560
New York City GO,
Citysavers, Series B, zero cpn., 12/01/18	1,080,375	1,076,237
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,093,409
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,083,068
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,686,500
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,436
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,801,341
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,255,240
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,198,670
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,081,800
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,305,800
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	23,610,509
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,363,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,535,240
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,392,010

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	$1,500,000	$1,691,310
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	7,932,960
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/37	4,000,000	4,596,920
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	5,000,000	5,733,400
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/39	6,000,000	6,869,880
Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/41	5,000,000	5,180,950
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	6,830,000	7,854,842
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	11,420,600
Refunding, Series D, 5.125%, 8/01/19	10,000	10,025
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,027
Series E, Subseries E-1, 6.00%, 10/15/23	1,930,000	1,939,669
Series E, Subseries E-1, 6.25%, 10/15/28	260,000	261,375
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	18,638,744
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	14,273,875
Series E, Subseries E-1, Pre-Refunded, 6.00%, 10/15/23	5,070,000	5,095,502
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	9,791,719
Series I, Subseries I-1, 5.375%, 4/01/36	630,000	642,902
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36.	16,870,000	17,245,695
Series J, Subseries J-1, 5.00%, 5/15/33.	11,640,000	11,893,985
Series J, Subseries J-1, Pre-Refunded, 5.00%, 5/15/33	7,860,000	8,050,841
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,747,501
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,234,888
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,052,920
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,347,157
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	12,690,750
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,480,510
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39.	33,115,000	33,910,753
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	42,167,682
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,454,400
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	24,996,596
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	38,323,454
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	17,346,300
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	23,746,982
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	20,000,000	22,718,800
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	29,853,857
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	30,434,700
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	32,126,942
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	19,430,490
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34.	740,000	755,348
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38.	20,000,000	20,416,000
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34.	19,260,000	19,695,083
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39.	17,250,000	18,354,862
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37.	10,000,000	10,838,300
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,520,450
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,090,675
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	49,580,550
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38.	17,000,000	18,981,180

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39.	$24,135,000	$26,857,669
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40.	18,300,000	20,354,724
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34.	5,115,000	5,803,888
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,673,400
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34.	10,000,000	11,269,100
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35.	10,000,000	11,244,200
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,516,470
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40.	13,415,000	15,120,181
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,330,300
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	21,840,000	24,826,183
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43.	13,055,000	13,601,221
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42.	5,000,000	5,767,900
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A,
5.00%, 11/15/46	5,000,000	5,628,650
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	54,812,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47.	17,500,000	18,393,200
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,650,420
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	34,467,390
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	106,921,452
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39.	7,250,000	7,452,783
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/28	4,000,000	4,411,680
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,098,463
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,845,325
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	13,139,800
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,266,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	22,577,060
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,036,985
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,479,166
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,385,000	1,388,850
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.25%,
8/15/34.	3,705,000	3,866,538
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, Pre-Refunded, 6.00%,
8/15/38.	3,250,000	3,384,095
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%,
7/01/47.	5,000,000	5,153,650
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24.	2,500,000	2,500,250
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,879,970
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40.	10,000,000	10,667,500
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,070,295
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,348,640
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,732,300
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	7,716,078
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,424,470
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,615,850

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	$7,000,000	$7,668,710
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,924,700
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000	20,559,400
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000	20,199,610
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,350,738
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,254,770
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,158,165
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,195,451
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,068,550
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	8,964,813
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,078,510
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	13,340,210
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39.	10,000,000	10,780,700
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,557,325
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000	2,294,123
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000	1,125,410
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000	1,118,540
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000	8,064,103
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,840,560
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29.	3,775,000	3,877,454
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,011,500
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/21	265,000	282,058
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22	395,000	419,842
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/24	710,000	753,906
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31	45,000	46,449
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	62,089
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/21	4,735,000	5,058,779
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	7,645,000	7,665,010
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	6,750,000	7,211,565
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,841,928
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	312,063

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	$2,700,000	$2,816,802
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,099,911
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,127,572
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,570,800
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,906,803
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,194,801
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,238,500
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A,
5.00%, 7/01/38	5,000,000	5,557,150
Non-State Supported Debt, State University of New York Dormitory Facilities, Refunding, Series A,
5.00%, 7/01/43	4,150,000	4,592,556
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/35.	2,000,000	2,301,260
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/36.	1,500,000	1,720,950
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/37.	2,000,000	2,289,600
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/38.	1,000,000	1,142,310
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/42.	3,750,000	4,268,175
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/46.	4,000,000	4,539,560
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	6,897,124
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,524,590
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39	9,015,000	9,276,345
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,524,700
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22.	5,000,000	5,610,600
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37	25,000,000	27,149,750
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42	15,000,000	16,272,750
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	2,190,000	2,195,716
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	645,000	646,567
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	1,420,000	1,423,351
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,003,024
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	990,000	992,406
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	20,287,000
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29.	3,000,000	3,306,510
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30.	1,000,000	1,099,920

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue,
Group C, Series A, 5.00%, 3/15/42	$10,000,000	$11,374,000
Refunding, Series C, 4.00%, 3/15/45	25,000,000	25,882,000
Series A, 5.00%, 3/15/34	10,000,000	11,502,000
Series A, 5.00%, 3/15/35	24,545,000	28,136,915
Series A, 5.00%, 3/15/36	31,550,000	36,070,168
Series A, 5.00%, 3/15/42	6,235,000	7,172,432
Series A, 5.00%, 3/15/44	15,000,000	17,049,000
Series A, 4.00%, 3/15/45	5,435,000	5,609,518
Series A, 4.00%, 3/15/46	34,015,000	35,082,051
Series B, 5.00%, 3/15/40	12,640,000	14,256,656
Series B, 5.00%, 3/15/41	10,520,000	11,858,354
State Supported Debt, Series A, 5.00%, 3/15/31.	15,685,000	17,758,243
State Supported Debt, Series A, 5.00%, 3/15/43.	16,675,000	18,351,504
State Supported Debt, Series A, 5.00%, 3/15/44.	37,250,000	41,560,942
State Supported Debt, Series A, 4.00%, 3/15/48.	10,000,000	10,328,300
New York State Dormitory Authority State Personal Income Tax Revenue,
2017, Series A, 5.00%, 2/15/34.	915,000	927,728
2017, Series A, 5.00%, 2/15/39.	1,265,000	1,282,078
2017, Series A, Pre-Refunded, 5.00%, 2/15/34	15,595,000	15,837,034
2017, Series A, Pre-Refunded, 5.00%, 2/15/39	19,420,000	19,721,398
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	30,507,426
Education, Series A, Pre-Refunded, 5.00%, 3/15/38	5,000,000	5,091,900
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	235,191
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	10,759,015
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	14,152,448
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,226,169
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	20,746,400
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	5,701,000
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	5,693,000
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	10,156,332
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,512,318
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,689,800
Series A, 5.00%, 2/15/41	4,000,000	4,516,440
Series A, 5.00%, 2/15/42	1,950,000	2,200,302
Series A, 5.00%, 2/15/43	16,260,000	18,334,939
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	15,236
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	20,315
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Refunding, Serie, 5.00%, 6/15/46	15,000,000	17,187,300
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,621,800
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38.	35,000,000	35,874,650
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	14,134,902
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,086,940
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29.	1,500,000	1,513,170
Affordable Housing, Series B, 4.85%, 11/01/41.	8,500,000	8,579,390
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	15,000	15,039
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,024,200

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	$25,000,000	$27,760,500
New York State Thruway Authority General Revenue,
Refunding, Series I, 5.00%, 1/01/37	21,250,000	22,968,062
Refunding, Series L, 5.00%, 1/01/34	2,600,000	3,006,302
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,458,280
Series I, 5.00%, 1/01/42.	45,000,000	48,533,850
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	10,996,500
Series A, 5.00%, 4/01/27	27,000,000	29,709,990
Series A, 5.00%, 4/01/28	11,600,000	12,760,116
Series A, 5.00%, 4/01/30	9,000,000	9,890,280
Series A, 5.00%, 4/01/31	10,250,000	11,252,860
Series A, 5.00%, 4/01/32	11,100,000	12,178,032
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, 5.625%, 1/01/28	3,780,000	3,829,329
General Purpose, Personal Income Tax, Refunding, Series C-3, 5.00%, 3/15/42.	8,400,000	9,563,232
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	17,049,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36.	10,000,000	10,186,500
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,019
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,821,570
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	25,923,500
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	30,061,400
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	25,898,250
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	30,112,151
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,353,200
Consolidated, Two Hundred Eleventh Series, Refunding, 5.00%, 9/01/48.	25,000,000	28,821,500
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,225,000
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	2,929,316
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,388,972
Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	30,000,000	31,506,000
Triborough Bridge and Tunnel Authority Revenue,
General, Refunding, Series C, 5.00%, 11/15/33	12,190,000	12,273,867
General, Refunding, Series C, 5.00%, 11/15/38	7,080,000	7,128,710
General, Series A-2, 5.25%, 11/15/34	6,180,000	6,225,485
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	3,820,000	3,848,497
General, Series C, Pre-Refunded, 5.00%, 11/15/33	19,650,000	19,787,157
General, Series C, Pre-Refunded, 5.00%, 11/15/38	11,295,000	11,373,839
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27.	5,110,000	5,672,969
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,652,550
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	35,241,609
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	24,267,085
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	20,895,217
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,226,439
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,436,290
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	6,562,648
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	14,773,720
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45.	5,000,000	5,663,300
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,587,850

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenue, (continued)
Subordinate, Series D, 5.00%, 11/15/31.	$18,810,000	$18,939,413
Subordinate, Series D, Pre-Refunded, 5.00%, 11/15/31	30,145,000	30,355,412
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	44,491,125
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41.	10,000,000	11,600,000
Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	23,077,200
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,445,386
Restructuring, Refunding, Series A, 5.00%, 12/15/34.	33,870,000	39,120,866
Restructuring, Refunding, Series B, 5.00%, 12/15/33.	5,750,000	6,658,845
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000	1,547,392
Series A, 5.00%, 4/01/45	2,250,000	2,474,280
		3,908,255,206
U.S. Territories 0.5%
Puerto Rico 0.5%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	20,922,187
Total Municipal Bonds before Short Term Investments (Cost $3,813,047,266)		3,929,177,393

Short Term Investments 2.7%

Municipal Bonds 2.7%
New York 2.7%
[b] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 1.50%, 11/01/31	75,200,000	75,200,000
[b] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase
Bank, Daily VRDN and Put, 1.52%, 12/01/37	2,100,000	2,100,000
[b] Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridge and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put,
1.51%, 1/01/32	9,670,000	9,670,000
General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T CO, Weekly
VRDN and Put, 1.49%, 1/01/32	23,140,000	23,140,000
Total Short Term Investments (Cost $110,110,000)		110,110,000
Total Investments (Cost $3,923,157,266) 98.5%		4,039,287,393
Other Assets, less Liabilities 1.5%.		60,518,364
Net Assets 100.0%		$4,099,805,757

See Abbreviations on page 12.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 25, 2018